Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

24. Subsequent Events

Subsequent events were evaluated through the date the financial statements were issued.

Investment in Particle Inc.

On April 29, 2015, the Company acquired an additional 21.98% equity interest in series C preferred share of Particle for an aggregate purchase price of US$30.0 million. The Company also acquired an additional 14.41% equity interest in ordinary share and Class A ordinary share of Particle from certain existing shareholders for an aggregate purchase price of US$27.6 million. And each ordinary share and each Class A ordinary share which held by the Company were repurchased by Particle, and one Series C share for each such ordinary share or class A ordinary share was issued to the Company. Following these transactions, the Company owned approximately 49.02% equity interest in Particle.

Investment in Shanghai Miaoqiu Network Culture Co., Ltd.

On January 14, 2015, the Group established an entertainment subsidiary, Shanghai Miaoqiu Information Technology Co., Ltd. (“Miaoqiu”), and provided financing of RMB34.0 million to it. The Group will leverage ifeng’s brand, content platform and large user base to expand into more entertainment related businesses.

Investment in Beijing Phoenix Lilita Information Technology Co., Ltd.

On January 29, 2015, the Group acquired a 5% equity interest in Beijing Phoenix Lilita Information Technology Co., Ltd. (“Lilita”), from a family member of the chairman of Phoenix TV, for an aggregate purchase price of RMB0.5 million. Lilita is principally engaged in P2P lending and reward-based crowd-funding businesses.

Investment in Hangzhou Qike Technology Co., Ltd.

On February 13, 2015, the Group invested approximately RMB4.5 million in Hangzhou Qike Technology Co., Ltd., a company engaged in credit services, and research and development of internet application products, and holds a 45% equity interest in the company.

Investment in Lifeix Inc.

The Group acquired 0.3% equity interest in Lifeix Inc. for an aggregate purchase price of US$1.0 million on April 1, 2015. Lifeix Inc. is the operator of a life station website L99.com/Lifeix.com.